Depreciation and Amortization (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Depreciation and Amortization
Cost of goods sold	$ 922	¥ 6,017	¥ 15,473	¥ 18,985
Selling expenses	2	11	0	0
Administrative expenses	5,470	35,694	25,978	25,524
Depreciation	$ 6,394	¥ 41,722	¥ 41,451	¥ 44,509